Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Contingencies
NOTE 17. CONTINGENCIES
(a)    Operating Licenses
Although the possession, cultivation and distribution of cannabis for medical use is permitted in Florida, Massachusetts, California, Connecticut, Pennsylvania and West Virginia, cannabis is a
Schedule-I
controlled substance and its use and possession remains a violation of federal law. Since federal law criminalizing the use of cannabis preempts state laws that legalize its use, strict enforcement of federal law regarding cannabis would likely result in the Company’s inability to proceed with our business plans. In addition, the Company’s assets, including real property, cash and cash equivalents, equipment and other goods, could be subject to asset forfeiture because cannabis is still federally illegal.
(b)    Claims and Litigation
From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. Except as disclosed below, at June 30, 2021, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of the Company’s condensed consolidated statements of operations and comprehensive income. There are also no proceedings in which any of the Company’s directors, officers or affiliates is an adverse party or has a material interest adverse to the Company’s interest.
On December 30, 2019, a securities class-action complaint,
David McNear v. Trulieve Cannabis Corp. et al.
, Case No.
1:19-cv-07289,
was filed against the Company in the United States District Court for the Eastern District of New York. On February 12, 2020, a second securities class-action complaint,
Monica Acerra v. Trulieve Cannabis Corp. et al.
, Case No.
1:20-cv-00775,
which is substantially similar to the complaint filed on December 30, 2019, was filed against the Company in the United States District Court for the Eastern District of New York. Both complaints name the Company, Kim Rivers, and Mohan Srinivasan as defendants for allegedly making materially false and misleading statements regarding the Company’s previously reported financial statements and public statements about its business, operations, and prospects. The complaint alleges violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and SEC Rule
10b-5
promulgated thereunder. The complaint sought unspecified damages, costs, attorneys’ fees, and equitable relief. On March 20, 2020, the Court consolidated the two related actions under
In re Trulieve Cannabis Corp. Securities Litigation
, No.
1:19-cv-07289,
and appointed William Kurek, John Colomara, David McNear, and Monica Acerra as Lead Plaintiffs. After consultation with legal council, the Company believes that the suit is immaterial and that the claims are without merit and intends to vigorously defend against them.
(c)    Arrangement Agreement
On May 10, 2021, Trulieve Cannabis Corp. (the “Company”) entered into an arrangement agreement (the “Arrangement Agreement”) with Harvest Health & Recreation Inc. (“Harvest”), pursuant to which, the Company has agreed, subject to the terms and conditions thereof, to acquire all of the issued and outstanding subordinate voting shares of Harvest (“Subordinate Voting Shares”), multiple voting shares of Harvest (“Multiple Voting Shares”) and super voting shares of Harvest (the “Super Voting Shares” and, together with the Subordinate Voting Shares and Multiple Voting Shares, the “Harvest Voting Shares”), pursuant to a plan of arrangement (the “Plan of Arrangement”) under the Business Corporations Act (British Columbia) (the “Arrangement”).
Subject to the terms and conditions set forth in the Arrangement Agreement and Plan of Arrangement, holders of Harvest Voting Shares will receive 0.1170 of a subordinate voting share of the Company (each a “Company Subordinate Voting Share”), subject to adjustment as described as (the “Exchange Ratio”) within the Arrangement Agreement, for each Harvest Voting Share outstanding immediately prior to the effective time of the Arrangement (the “Effective Time”), with the Super Voting Shares and Multiple Voting Shares treated on an as if converted basis to Subordinate Voting Shares pursuant to their respective terms; provided, the Exchange Ratio may potentially be adjusted upon the occurrence of certain permitted Harvest debt refinancing’s. The Arrangement is intended to qualify as a reorganization for U.S. federal income tax purposes.
The Arrangement Agreement includes customary representations, warranties and covenants of Trulieve and Harvest and each party has agreed to customary covenants, including, among others, covenants relating to the conduct of its business during the interim period between execution of the Arrangement Agreement and the Effective Time as defined within the Arrangement Agreement.

The Arrangement Agreement provides for customary
non-solicitation
covenants, subject to the right of the board of directors of Harvest (the “Board”) to consider and accept a superior proposal (as defined in the Arrangement Agreement), and the right of the Company to match any such proposal within five business days. The Arrangement Agreement also provides for the payment by Harvest to the Company of a $100,000,000 termination fee if the Arrangement Agreement is terminated in certain specified circumstances, including, among other things, in the event that (i) the Board withholds, withdraws, modifies or qualifies any of its recommendations or determinations with respect to the special resolution approving the Arrangement; (ii) the Board, in accordance with certain procedures set forth in the Arrangement Agreement, accepts, recommends, approves or enters into an agreement to implement a superior proposal (as defined in the Arrangement Agreement), or (iii) the Arrangement Agreement is terminated in certain circumstances, including in the event the resolution approving the Arrangement is not approved by Harvest Voting Shareholders, the Arrangement is not consummated on or prior to February 28, 2022 (subject to modification by the parties and extension in certain circumstances), or in the event Harvest willfully failed to fulfill or comply with all covenants contained in the Arrangement Agreement required to be fulfilled or complied with it on or prior to the effective time of the Arrangement, and if (x) prior to the date of termination an acquisition proposal meeting certain requirements has been publicly announced or otherwise communicated to Harvest, and (y) within 12 months of the date of such termination the transaction is completed or Harvest has entered into a definitive agreement with respect to such transaction and such transaction is later consummated or effected (whether or not within such 12 month period). The Arrangement Agreement also provides for the payment by the Company to Harvest of a $
100,000,000
termination fee if the Arrangement Agreement is terminated due to the fact that the Arrangement is not consummated on or prior to February 28, 2022 (subject to modification by the parties and extension in certain circumstances) solely due to the failure to obtain certain required regulatory approvals.
In the event the Arrangement has not been completed on or before February 28, 2022, the Company has agreed to lend Harvest $25,000,000. In addition, the Company has agreed to lend Harvest an additional amount of $25,000,000 on each of May 31, 2022, August 31, 2022 and November 30, 2022 if the Arrangement has not been completed by the business day preceding each of those respective dates. Such loans will be subject to acceleration in certain customary or to be negotiated events, which include termination of the Arrangement Agreement in order to enter into an alternative transaction agreement for a superior proposal.
The Transaction will be consummated subject to the deliverables and provisions as further described in the Arrangement Agreement. Refer to the Quarterly Report on Form
10-Q
filed on May 13, 2021, for additional details including the Arrangement Agreement within Exhibit 2.1.

19.	CONTINGENCIES
(a) Operating Licenses
Although the possession, cultivation and distribution of cannabis for medical use is permitted in Florida, California, Connecticut, Pennsylvania and West Virginia cannabis is a
Schedule-I
controlled substance and its use remains a violation of federal law. Since federal law criminalizing the use of cannabis preempts state laws that legalize its use, strict enforcement of federal law regarding cannabis would likely result in the Company’s inability to proceed with our business plans. In addition, the Company’s assets, including real property, cash and cash equivalents, equipment and other goods, could be subject to asset forfeiture because cannabis is still federally illegal.
(b) Claims and Litigation
From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. Except as disclosed below, at December 31, 2020, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of the Company’s consolidated statements of operations and comprehensive income. There are also no proceedings in which any of the Company’s directors, officers or affiliates is an adverse party or has a material interest adverse to the Company’s interest.
On December 30, 2019, a securities class-action complaint,
David McNear v. Trulieve Cannabis Corp. et al.
, Case No.
1:19-cv-07289,
was filed against the Company in the United States District Court for the Eastern District of New York. On February 12, 2020, a second securities class-action complaint,
Monica Acerra v. Trulieve Cannabis Corp. et al.
, Case No.
1:20-cv-00775,
which is substantially similar to the complaint filed on December 30, 2019, was filed against the Company in the United States District Court for the Eastern District of New York. Both complaints name the Company, Kim Rivers, and Mohan Srinivasan as defendants for allegedly making materially false and misleading statements regarding the Company’s previously reported financial statements and public statements about its business, operations, and prospects. The complaint alleges violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and SEC Rule
10b-5
promulgated thereunder. The complaint sought unspecified damages, costs, attorneys’ fees, and equitable relief. On March 20, 2020, the Court consolidated the two related actions under
In re Trulieve Cannabis Corp. Securities Litigation
, No.
1:19-cv-07289,
and appointed William Kurek, John Colomara, David McNear, and Monica Acerra as Lead Plaintiffs. The Company filed a motion to dismiss on September 11, 2020. The Company believes that the suit is immaterial and that the claims are without merit and intends to vigorously defend against them.